Other Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023		Nov. 30, 2023	Dec. 31, 2022
Other Assets [Abstract]
Grants receivables	$ 1,159	[1]	$ 1,159	[1]

[1]	In November 2023, the Company has been granted $1,159 thousand war grants associated with Israel-Hamas war.